Financial and Capital Risk Management and Fair Value Measurement - Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement (Detail)
£ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Undiscounted contingent liability for future payments | $				$ 80
Milestone payment for regulatory and commercial achievements | $		$ 302
Weighted average cost of capital [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Weighted average cost of capital	12.00%		12.00%	12.00%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	1.00%	1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 31,000		£ 25,000
Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 500		£ 400
Bottom of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	40.60%	40.60%	13.80%
Top of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	81.20%	81.20%	95.00%
Weighted average [member] | Expected Volatility Member [Member] | Warrants Related To Private Placement [Member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility Percentage	75.10%	75.10%	85.10%
Weighted average [member] | Expected Volatility One [Member] | Warrants Related To Private Placement [Member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility Percentage	67.40%	67.40%	93.80%
Financial liabilities, at fair value	£ 6,700		£ 52,900